Employee benefit plans - Pension Plan Investment Assets on Recurring Basis (Details) - Assets measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
United States
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 6,129	$ 6,132
United States | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	5,972	5,982
United States | Level 1, 2 and 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,115	578
United States | Level 1, 2 and 3 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	213	147
United States | Level 1, 2 and 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	615	1,285
United States | Level 1, 2 and 3 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	588	712
United States | Level 1, 2 and 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,863	2,866
United States | Level 1, 2 and 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	342	228
United States | Level 1, 2 and 3 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	115	50
United States | Level 1, 2 and 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	52	47
United States | Level 1, 2 and 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	39	31
United States | Level 1, 2 and 3 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	18	37
United States | Level 1, 2 and 3 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value		1
United States | Level 1, 2 and 3 | Supranational
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	12
United States | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,676	954
United States | Level 1 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,115	578
United States | Level 1 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	213	147
United States | Level 1 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	342	228
United States | Level 1 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	6	0
United States | Level 1 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value		1
United States | Level 1 | Supranational
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0
United States | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4,296	5,028
United States | Level 2 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 2 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 2 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	615	1,285
United States | Level 2 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	588	712
United States | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,863	2,866
United States | Level 2 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 2 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	115	50
United States | Level 2 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	46	47
United States | Level 2 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	39	31
United States | Level 2 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	18	37
United States | Level 2 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value		0
United States | Level 2 | Supranational
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	12
United States | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value		0
United States | Level 3 | Supranational
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0
United States | NAV | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	150	135
United States | NAV | Venture capital and partnership interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	7	15
Foreign
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,807	1,786
Foreign | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,644	1,628
Foreign | Level 1, 2 and 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	147	156
Foreign | Level 1, 2 and 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	154	146
Foreign | Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,325	1,305
Foreign | Level 1, 2 and 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	18	21
Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	18	21
Foreign | Level 1 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	18	21
Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,626	1,607
Foreign | Level 2 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	147	156
Foreign | Level 2 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	154	146
Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,325	1,305
Foreign | Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | NAV | Other assets measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 163	$ 158